Leases - Summary of ROU Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	¥ 503,395	¥ 478,063
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	114,818	98,394
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(14,953)	(10,937)
Depreciation	(102,032)	(94,842)
Other	20,457	32,717
Total changes	18,290	25,332
Carrying amount, ending balance	521,685	503,395
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	14,815	15,238
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	6,104	177
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(4)	(74)
Depreciation	(1,342)	(1,169)
Other	(288)	643
Total changes	4,470	(423)
Carrying amount, ending balance	19,285	14,815
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	424,508	413,063
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	102,348	73,038
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(13,615)	(10,396)
Depreciation	(87,916)	(82,576)
Other	20,928	31,379
Total changes	21,745	11,445
Carrying amount, ending balance	446,253	424,508
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	64,072	49,762
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	6,366	25,179
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(1,334)	(467)
Depreciation	(12,774)	(11,097)
Other	(183)	695
Total changes	(7,925)	14,310
Carrying amount, ending balance	¥ 56,147	¥ 64,072